Significant accounting judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2019
Significant accounting judgments estimates and assumptions
Significant accounting judgments, estimates and assumptions

4.Significant accounting judgments, estimates and assumptions

The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the reporting dates and the reported amounts of revenues and expenses during the reporting periods. However, uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of the asset or liability affected in future periods.

Significant judgments

Revenue recognition

Revenue from SOVEST project – applicable standards

SOVEST project implies offering interest free loans to individuals for the purchases made with installment cards plus various options connected to the use of these cards. It brings revenues in the form of commissions from merchants and card-holders as well as interchange fees from the payment system. The Group exercises significant judgment in determining which of these commissions fall within the scope of IFRS 9 or IFRS 15. The resulting conclusion depends mainly on whether a commission can be linked to a specific lending arrangement or not.

Revenue from inactive accounts and unclaimed payments

The Group stipulates in its public offers the term during which a customer who failed to identify correctly the recipient of his transfer can return to correct the identification details or claim money back. If the customer does not return, the whole amount of transfer is appropriated by the Group in the period of specified time in the public offer. Similarly, the Group charges a daily commission on the balance of wallets that remained inactive during the period indicated in the public offer. The Group believes that including these rules into its public offers gives it appropriate legal rights to recognize the extinguishment of customer liabilities and, therefore, record the related gain as revenue.

Functional currency

Each entity in the Group determines its own functional currency, depending on the economic environment it operates in, and items included in the financial statements of each entity are measured using that functional currency.

Recognition of control, joint control, or significant influence over entities

In assessing business combinations, we analyse all relevant terms and conditions of management of the acquired or newly established entities and exercise judgment in deciding whether the Group has control, joint control, or significant influence over them. As a result, certain acquisitions where the Group’s share is over 50% may not be recognized as consolidated subsidiaries and vice versa. See Note 6 for details.

Acquisition of business in the form of separate assets

In 2018 the Group completed the acquisition of the Rocketbank business that does not represent a separate legal entity. The acquisition was made through a combination of contracts to purchase the major non-current assets, transfer of employees and so forth. Since the assets and other resources have been acquired in order to operate them as a business, these transactions were accounted for using the acquisition method as a single transaction. The acquisition date was the date when the Group obtained control over the last key element of the business. All the cash amounts paid by the Group under any of the contracts related to the acquisition were treated as consideration. See Note 6 for details.

Significant estimates and assumptions

Significant estimates reflected in the Company’s financial statements include, but are not limited to:

-	Fair values of assets and liabilities acquired in business combinations;
-	Fair value of assets transferred in non-monetary transactions;
-	Useful life of property, equipment and Intangible assets
-	Impairment of intangible assets, goodwill, investments in associates and joint ventures;
-	Recoverability of deferred tax assets;
-	Fair value of loans issued;
-	Impairment of loans and receivables;
-	Measurement of cost associated with share-based payments;
-	Uncertain position over risk assessment;

Actual results could materially differ from those estimates. The key assumptions concerning the future events and other key sources of estimation uncertainty at the reporting date that have a significant risk of a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below:

Fair values of assets and liabilities acquired in business combinations

The Group recognizes separately, at the acquisition date, the identifiable assets, liabilities and contingent liabilities acquired or assumed in the business combination at their fair values, which involves estimates. Such estimates are based on valuation techniques, which require considerable judgment in forecasting future cash flows and developing other assumptions.

Fair value of assets transferred in non-monetary transactions

The Group was engaged in a transaction related to the establishment of JSC Tochka during the year 2018. In this process, the Group invested a number of assets into the newly established entity (fixed assets, intangible assets, promissory notes). The fair value of promissory notes is deemed equal to their nominal value because they can be instantly exchanged for cash. The fair value of fixed assets and intangible assets is deemed equal to their carrying amount because these assets had been purchased recently from an unrelated party.

Impairment of goodwill and intangible assets

The Group determines it has the following material CGUs: SOVEST, Payment services, Postomatnye Tekhnologii, Tochka, Rocketbank and Flocktory. For the purpose of the goodwill impairment test, the Group estimates the recoverable amounts of Payment services CGU as fair value less costs of disposal on the basis of quoted prices of the Company’s ordinary shares. See also Note 12 below for details. For the purpose of testing for impairment the Group’s intangible assets with indefinite useful lifes estimates the recoverable amounts of each asset as fair value less costs of disposal on the basis of comparative method and cost approach. For the purpose of intangible assets with definite useful life impairment, when indicators of impairment are noted, the Group estimates the recoverable amounts as the higher of value in use or fair value less costs to sell of an individual asset or the CGU to which this asset relates.

Impairment of investments in associates and joint ventures

The Group’s investments in significant associates and joint ventures are generally designated as separate CGUs. The recoverable amount of these CGUs is determined based on a value in use calculation using appropriate financial models.

Recoverability of deferred tax assets

The utilization of deferred tax assets will depend on whether it is possible to generate sufficient taxable income against which the deductible temporary differences can be utilized. Various factors are used to assess the probability of the future utilization of deferred tax assets, including past operating results, operational plans, expiration of tax losses carried forward, and tax planning strategies.

Certain deferred tax assets were not recorded because the Group does not expect to realize certain of its tax loss carry forwards in the foreseeable future due to the history of losses. Further details on deferred taxes are disclosed in Note 29.

Fair value of loans issued

The Group measures loans issued at amortized cost using the effective interest rate (EIR) method. EIR is assumed to be equal to loan market rates which are defined on market participants statistic available to the Group.

ECL measurement

The Group records an allowance for ECLs for all loans and other debt financial assets not held at FVPL. The ECL allowance is based on the credit losses expected to arise over the life of the asset (the lifetime expected credit loss or LTECL), unless there has been no significant increase in credit risk since origination, in which case, the allowance is based on the 12 months’ expected credit loss (12mECL). The 12mECL is the portion of LTECL that represent the ECLs that result from default events on a financial instrument that are possible within the 12 months after the reporting date. Both LTECL and 12mECL are calculated on either an individual basis or a collective basis, depending on the nature of the underlying portfolio of financial instruments.

ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive. The shortfall is then discounted at an approximation to the asset’s original effective interest rate. The mechanics of the ECL calculations are outlined below and the key elements are as follows:

-   PDThe Probability of Default is an estimate of the likelihood of default over a given time horizon. A default may only happen at a certain time over the assessed period, if the facility has not been previously derecognised and is still in the portfolio.

-   EADThe Exposure at Default is an estimate of the exposure at a future default date, taking into account expected changes in the exposure after the reporting date, including repayments of principal and interest, whether scheduled by contract or otherwise, expected drawdowns on committed facilities, and accrued interest from missed payments.

-   LGDThe Loss Given Default is an estimate of the loss arising in the case where a default occurs at a given time. It is based on the difference between the contractual cash flows due and those that the lender would expect to receive, including from the realisation of any collateral. It is usually expressed as a percentage of the EAD.

For other financial assets (i.e., cash in banks, loans and debt instruments) and financial liabilities (i.e., financial guaranties and credit related commitments) the Group has established a policy to perform an assessment, at the end of each reporting period, of whether a financial instrument’s credit risk has increased significantly since initial recognition, by considering the change in the risk of default occurring over the remaining life of the financial instrument.

In all cases, the Group considers that there has been a significant increase in credit risk when contractual payments are more than 30 days past due. The Group considers a financial asset in default when contractual payment are 90 days past due (except for particular sort of Trade and other receivables of 60 days). However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group.

For Trade and other receivables, the Group has applied the standard’s simplified approach and has calculated ECLs based on lifetime expected credit losses. The Group has established a provision matrix that is based on the Group’s historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

For instalment card loans and its undrawn credit commitments ELC calculation the Group uses internal historical instalment card loans loss rates statistics for assessment of probabilities of default. The loss given default is an estimate of the loss arising in the case where a default occurs at a given time and is based on internal statistics.

Further details on provision for impairment of loans and receivables are disclosed in Notes 13, 14.

Measurement of cost associated with share-based payments

Share-based payments included expenses incurred under employee stock option plans (ESOP) and restricted stock unit plan (RSU). See also Note 34 below for more details.

Management estimates the fair value of stock options at the date of grant using the Black-Scholes-Merton pricing model and its restricted stock units using the Binominal model. The option pricing models were originally developed for use in estimating the fair value of traded options, which have different characteristics than the stock options granted by the Company and its subsidiaries, associates and joint ventures. The models are also sensitive to changes in the subjective assumptions, which can materially affect the fair value estimate. These subjective assumptions include the expected life of the options, expected volatility, risk-free interest rates, expected dividend yield, the fair value of the underlying shares. The amount of expense is also sensitive to the number of awards, which are expected to vest, taking into account estimated forfeitures. Below is the discussion of each of these estimates:

Assumptions used for ESOP valuation

Expected life

The Company did not have any option grants in the past, and does not have sufficient history to determine the time the option holders will hold the shares. Therefore, the Company used the expected term as the average between the vesting and contractual term of each option tranche for stock option plan.

Expected volatility

Due to a relatively short period of historical market data, QIWI’s share price volatility for options valuation was defined based on the historical volatility of peer group companies over a period, which approximates the expected life of option tranches.

Risk-free interest rates

Risk-free interest rates are based on the implied yield currently available in the US treasury bonds,  adjusted for a country risk premium, with a remaining term approximating the expected life of the option award being valued.

Expected dividend yield

The Group set a dividend yield based on historical payout and best management’s expectation for dividends distribution.

Fair value of the underlying shares

Prior to May 2013 the Company’s ordinary shares were not publicly traded. Therefore, it estimated the fair value of the underlying shares on the basis of valuations arrived at by employing the “income approach” valuation methodology. Since May 2013 QIWI plc is a public company and the fair value of its shares defined by reference to closing market price of its traded shares.

Estimated forfeitures

As of the dates of stock options grants had no data of attrition rate among key personnel and management resulted in an estimated forfeiture rate of zero. Subsequently, the actual forfeiture rate is higher, the actual amount of related expense will become lower.

Assumptions used for RSU valuation

Expected life

The Company used the expected term as the vesting term for RSU plan.

Expected volatility

The expected volatility reflects the assumption that the historical QIWI’s share price volatility over a period similar to the life of the RSUs is indicative of future trends, which may not necessarily be the actual outcome.

Risk-free interest rates

Risk-free interest rates are based on the implied yield currently available in the US treasury bonds,  adjusted for a country risk premium, with a remaining term approximating the expected life of the option award being valued.

Expected dividend yield

The Group set a dividend yield based on historical payout and best management’s expectation for dividends distribution.

Fair value of the underlying shares

The fair value of shares defined by reference to closing market price of the Group’s traded shares.

Estimated forfeitures

The forfeiture rate for RSUs granted during the period is 6‑10%. It is based on historical data and current expectations and is not necessarily indicative of forfeiture patterns that may occur.

Uncertain position over risk assessment

The Group disclosed possible and accrued probable risks in respect on currency, customs, tax and other regulatory positions. Management estimates the amount of risk based on its interpretation of the relevant legislation, in accordance with the current industry practice and in conformity with its estimation of probability, which require considerable judgment. See Note 30 for details.